ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

September 13, 2019
Adam M. Schlichtmann 617-951-7114 617-235-7346 fax adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Legg Mason Partners Institutional Trust (File Nos. 33-49552, 811-6740), Legg Mason Partners Income Trust (File Nos. 2-96408, 811-04254), Legg Mason Partners Money Market Trust (File Nos. 2-91556, 811-04052), Legg Mason Partners Premium Money Market Trust (File Nos. 33-28844, 811-5812), Legg Mason Partners Variable Income Trust (File Nos. 33-40603, 811-0630), Master Portfolio Trust (File No. 811-10407), and Western Asset Funds, Inc. (File Nos. 33-34929, 811-06110) (collectively, the “Registrants”) Voluntary Filing Under Rule 14a-6(a) under the Securities Exchange Act of 1934

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Registrants are the following materials for use in connection with a meeting of shareholders of the Registrants (the “Meeting”): (i) a notice of meeting; (ii) a preliminary proxy statement; and (iii) a form of proxy card. The Meeting is being called for the purposes described in the enclosed notice of meeting.

Definitive versions of the proxy materials are expected to be made available to shareholders beginning on or about October 1, 2019.

Please direct any questions or comments concerning this filing to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam Schlichtmann, Esq.

Adam Schlichtmann, Esq.